SUPPLEMENTAL BALANCE SHEET INFORMATION	12 Months Ended
Dec. 31, 2013
SUPPLEMENTAL BALANCE SHEET INFORMATION
SUPPLEMENTAL BALANCE SHEET INFORMATION

NOTE 8—SUPPLEMENTAL BALANCE SHEET INFORMATION

        Other assets and liabilities consist of the following:

(In thousands)	December 31, 2013	December 31, 2012
	(Successor)	(Successor)
Other current assets:
Prepaid rent	$37,839	$35,551
Income taxes receivable	3,871	5,805
Prepaid insurance and other	18,578	12,049
Merchandise inventory	10,645	8,859
Other	9,891	8,363

	$80,824	$70,627

Other long-term assets:
Investments in real estate	$10,733	$14,800
Deferred financing costs	7,841	—
Investments in equity method investees	327,910	267,422
Computer software	39,237	32,023
Investment in marketable equity securities	10,442	13,707
Other	6,341	4,788

	$402,504	$332,740

Accrued expenses and other liabilities:
Taxes other than income	$46,251	$42,990
Interest	9,783	9,865
Payroll and vacation	21,697	18,799
Current portion of casualty claims and premiums	10,030	6,332
Accrued bonus	36,916	27,630
Theatre and other closure	6,405	6,258
Accrued licensing and percentage rent	19,241	13,390
Current portion of pension and other benefits liabilities	766	1,039
Other	19,831	28,983

	$170,920	$155,286

Other long-term liabilities:
Unfavorable lease obligations	$194,233	$211,329
Deferred rent	55,272	10,318
Pension and other benefits	30,177	63,225
RealD deferred lease incentive	18,635	21,223
Casualty claims and premiums	9,525	10,254
Theatre and other closure	48,758	55,086
Other	14,346	14,283

	$370,946	$385,718